Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net Loss	$ (943,965)	$ (470,667)	$ (2,196,834)	$ (1,696,282)
Noncash Expenses:
Amortization	6,526	5,002	6,526	2,308
Depreciation	39,623	42,868	172,315	166,744
Stock Compensation	140,671	71,551	(345,759)	518,438
Revaluation of derivative liability and debt discount related to notes payable	(93,206)	0	354,644	0
Note payable original issue discount	24,658	0	20,114	0
Note payable debt discount amortization	56,441	0	89,570	0
Change in assets and liabilities:
Accounts Receivable	130,882	(101,087)	(8,014)	(157,612)
Allowance for Doubtful Accounts	0	0	0	95,511
(Decrease in allowance for Doubtful Accounts)	0	0	0	(4,884)
Inventory	(13,732)	(74,057)	(167,112)	36,046
Prepaid Assets	7,039	16,622	2,631	23,702
Accounts Payable	167,845	105,633	73,782	(271,305)
Accrued Expenses	36,665	11,107	53,593	26,871
NET CASH USED IN OPERATING ACTIVITIES	(440,553)	(393,028)	(1,962,314)	(1,260,463)
INVESTING ACTIVITIES
Purchase of Furniture and Equipment	(33,000)	(25,430)	(22,494)	(78,471)
Purchase of Intangible Assets	(17,441)	(34,988)	(65,332)	(74,104)
Investment in Joint Venture	0	0	8,722	(10,000)
Loss on Investment in Joint Venture	0	0	0	778
Notes receivable	(500,000)	0	0	0
NET CASH USED IN INVESTING ACTIVITIES	(550,441)	(60,418)	(79,104)	(161,797)
FINANCING ACTIVITIES
Proceeds from issuance of common stock and warrants	5,225,649	0	900,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,225,649	0	900,000	0
NET CASH DECREASE FOR PERIOD	4,234,655	(453,446)	(1,141,418)	(1,422,260)
CASH AT BEGINNING OF PERIOD	398,391	1,539,809	1,539,809	2,962,069
CASH AT END OF PERIOD	4,633,046	1,086,363	398,391	1,539,809
Cash paid during the period for:
Interest	20,114	0	0	0
Income Taxes	0	0	0	0
Supplemental Schedule of Noncash Investing and Financing Activities:
Issuance of Common Stock for services	51,408	0	152,265	0
Cancellation of Common Stock previously issued for services	0	0	(258,000)	0
Derivative Liability	$ 0	$ 0	$ 93,206	$ 0